SCHEDULE OF SECURED DEBENTURES PAYABLE TO RELATED PARTY (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 25, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Less debt discount			$ (31,531)
Secured Debenture [Member]
Short-Term Debt [Line Items]
Mast Hill Note		$ 595,000		$ 3,000,000
Less debt discount		(183,940)		(2,150,067)
Secured debentures, net		411,060		849,933
Secured Debenture [Member] | YA II PN, Ltd. [Member]
Short-Term Debt [Line Items]
Mast Hill Note				3,000,000
Secured Debenture [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Mast Hill Note		595,000
Secured Debentures [Member]
Short-Term Debt [Line Items]
Less debt discount	$ (318,270)	(183,940)		(2,150,067)
Secured debentures, net	629,378	411,060		$ 849,933
Secured Debentures [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Less debt discount		(183,940)
Secured Debentures [Member] | Mast Hill Note 1 [Member]
Short-Term Debt [Line Items]
Mast Hill Note	472,648	595,000
Secured Debentures [Member] | Mast Hill Note 2 [Member]
Short-Term Debt [Line Items]
Mast Hill Note	$ 475,000